CSMC 2021-NQM1 Trust ABS-15G

Exhibit 99.8

Client Name:
Client Project Name:	CSMC 2021-NQM1
Start - End Dates:	2/20/2019 - 11/18/2020
Deal Loan Count:	334

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER109	Cash Out Amount Exceeds Guidelines	1
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	1
Credit	DTI	CRDDTI2540	Missing verification of some or all components of non-subject PITI	1
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	1
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	1
Total				5

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